FAIR VALUE MEASUREMENTS (Tables) - Holicity Inc.	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of fair value hierarchy

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$300,012,660	$300,046,957
Liabilities:
Warrant liabilities	1	28,900,000	—
Warrant liabilities	3	16,906,666	27,253,333

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account — U.S. Treasury Securities Money Market Fund	1	$300,046,957
Liabilities:
Warrant liabilities	3	27,253,333

Schedule of changes in the fair value of warrant liabilities

The change in the fair value of the warrant liabilities for the period from December 31, 2020 through March 31, 2021 is summarized as follows:

Warrant Liabilities
Fair value as of December 31, 2020	$27,253,333
Change in fair value of warrant liabilities	18,553,333

Fair value as of March 31, 2021	$45,806,666

The change in the fair value of the warrant liabilities for the period from June 2, 2020 (inception) through December 31, 2020 is summarized as follows:

Warrant Liabilities
Fair value as of June 2, 2020 (inception)	$—
Initial measurement on August 7, 2020(1)	21,313,333
Change in fair value of warrant liabilities	5,940,000

Fair value as of December 31, 2020	$27,253,333

(1)	Includes 833,333 Public Warrants issued as a result of the partial exercise of Over-Allotment Units and 333,333 Private Placement Warrants as a result of the Over-Allotment Private Placement.